Virtus Emerging Markets Small-Cap Fund
Virtus Emerging Markets Small-Cap Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 209 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Emerging Markets Small-Cap Fund	Class A	Class C		Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Emerging Markets Small-Cap Fund		Class A	Class C	Class I	Class T
Management Fees		1.20%	1.20%	1.20%	1.20%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none	0.25%
Other Expenses		2.31%	2.31%	2.31%	2.31%	[1]
Total Annual Fund Operating Expenses		3.76%	4.51%	3.51%	3.76%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.91%)	(1.91%)	(1.91%)	(1.91%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.85%	2.60%	1.60%	1.85%
[1]	Estimated for current fiscal year, as annualized.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, including dividend and interest expenses, leverage expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.85% for Class A Shares, 2.60% for Class C Shares, 1.60% for Class I Shares and 1.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Emerging Markets Small-Cap Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	752	1,492	2,251	4,231
Class C	Sold	363	1,191	2,129	4,512
Class I	Sold	163	899	1,658	3,657
Class T	Sold	433	1,199	1,984	4,033

Expense Example, No Redemption - Virtus Emerging Markets Small-Cap Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	752	1,492	2,251	4,231
Class C	Held	263	1,191	2,129	4,512
Class I	Held	163	899	1,658	3,657
Class T	Held	433	1,199	1,984	4,033

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund pursues capital appreciation in emerging markets small-cap equities. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.
Under normal circumstances, the fund invests at least 80% of its assets in equity or equity-linked securities of small capitalization companies located in emerging markets countries. The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The subadviser does not use allocation models to restrict the fund's investments to certain regions, countries or industries. Generally, the fund invests in approximately 30-60 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>     Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>     Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Equity-Linked Instruments Risk.  The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>     Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>     Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>     Limited Number of Investments Risk.  The risk that the fund's portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund's portfolio than would a fund holding a greater number of securities.

>     Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Small Market Capitalization Companies Risk.  The risk that the fund's investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q3/2016:	8.38%	Worst Quarter:	Q3/2015:	-17.92%	Year to Date (3/31/17):	12.95%

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Emerging Markets Small-Cap Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	16.14%	(0.93%)	Dec. 17, 2013
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	16.25%	(1.17%)	Dec. 17, 2013
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.24%	(0.35%)	Dec. 17, 2013
Class A	Return Before Taxes	9.25%	(3.09%)	Dec. 17, 2013
Class C	Return Before Taxes	15.02%	(1.89%)	Dec. 17, 2013
MSCI Emerging Markets Small Cap Index (net)	MSCI Emerging Markets Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	2.28%	(0.69%)	Dec. 17, 2013

The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.